Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [Abstract]
Cash and cash equivalents	Note 3 - Cash and cash equivalents
	December 31, 2025	December 31, 2024
	U.S. dollars in thousands
Denominated in NIS	$38	$3,057
Denominated in USD	128	321
	$166	$3,378